Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The unaudited financial statements, included herein, have been prepared by the Company pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Pursuant to these rules and regulations, the financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statements and have been consistently applied. These unaudited financial statements should be read in conjunction with the financial statements and related notes included in our prospectus dated May 12, 2017 (the “Prospectus”), as filed with the SEC on May 15, 2017 pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Securities Act”).

The unaudited financial statements include all adjustments of a normal, recurring nature considered necessary for a fair presentation of our financial position as of September 30, 2017 and the results of operations for the three and nine months ended September 30, 2017 and 2016. Results of operations for the three and nine months ended September 30, 2017 are not necessarily indicative of the results that may be expected for the year ended December 31, 2017.

Critical Accounting Policies and Estimates

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require the Company to make estimates, judgments and assumptions that affect the reported amounts of certain assets, liabilities, revenues, expenses and related disclosures and contingencies. The Company evaluates estimates used in preparation of the accompanying financial statements on a continual basis. There have been no significant changes to the critical accounting policies described in Note 2, “Summary of Significant Accounting Policies,” to the audited financial statements for the year ended December 31, 2016 included in the Prospectus dated May 12, 2017.

Recent Accounting Pronouncements

Recent accounting pronouncements are described in Note 6, “Recent Accounting Pronouncements.”

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable. The Company determines the allowance based on individual customer review and current economic conditions. The Company reviews its allowance for doubtful accounts at least quarterly. Individual balances exceeding a threshold amount that are over 90 days past due are reviewed individually for collectability. All other balances are reviewed on a pooled basis by type of receivable. Account balances are charged off against the allowance when the Company determines it is probable the receivable will not be recovered.

The balance of the allowance for doubtful accounts was $85 and $63 at September 30, 2017 and December 31, 2016, respectively.

Revenue Recognition

Revenue and related costs are recorded when title and risk of loss passes to dealers and OEM customers. The Company’s typical terms are FOB shipping point and Ex-Works, which results in revenue being recognized and invoicing of dealers and OEM customers upon shipment from the Company’s facilities and when the Company’s products are picked up from the Company’s facilities, respectively.

The Company’s policy requires in all instances certain minimum criteria be met in order to recognize revenue, specifically:

•	Persuasive evidence that an arrangement exists;

•	The price to the buyer is fixed or determinable;

•	Collectability is reasonably assured; and

•	No significant obligations remain for future performance.

In addition, the Company’s policies regarding discounts, returns, post shipment obligations, customer acceptance, credits, rebates and protection or similar privileges are as follows:

•	Revenue is recognized consistently across all customers.

•	Sales discounts are deducted from the revenue immediately as part of the final sales invoice to dealers and OEM customers. Occasional discounts for prompt cash payment are provided to dealers and OEM customers, which are deducted from the cash payment. A reserve is established for future cash discounts based upon historical experience with dealers and OEM customers.

•	Sales are final and there is no return period allowed.

•	The Company has no post shipment obligations outside of warranty assurance, which is included in the sales price.

•	Customer acceptance occurs by confirmation of the sales quote provided, which describes the terms and conditions of the sale.

•	Any credits are determined based on investigation of specific customer concerns. Credits that may be issued are recognized in the period in which they are approved.

Accrued Warranties

The Company records accruals for potential warranty claims based on its claim experience. The Company’s products are typically sold with a standard warranty covering defects that arise during a fixed period.

A liability for estimated warranty claims is accrued at the time of sale. The liability is established using historical warranty claim experience for each product sold. Historical claim experience may be adjusted for known design improvements or for the impact of unusual product quality issues. Warranty reserves are reviewed quarterly to ensure critical assumptions are updated for known events that may affect the potential warranty liability.

Litigation Claims

In determining whether liabilities should be recorded for pending litigation claims, the Company must assess the allegations and the likelihood that it will successfully defend itself. When the Company believes it is probable that it will not prevail in a particular matter, it will then record an estimate of the amount of liability based, in part, on advice of outside legal counsel.

Defined Benefit Plan

The Company sponsors a nonqualified Supplemental Executive Retirement Plan (“SERP”) for a former senior executive. The SERP is unfunded. The Company accounts for this plan pursuant to the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 710, “Compensation—General.” This guidance requires balance sheet recognition of the overfunded or underfunded status of the defined benefit plan. Actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting guidance must be recognized in the Statement of Operations. The defined benefit obligation for this plan as of September 30, 2017 is $795, of which, $64 and $731 is reflected in “Accrued Other” and “Other Long-Term Liabilities,” respectively, on the balance sheet. The balance at December 31, 2016 was $837, of which, $64 and $773 was reflected in the “Accrued Other” and “Other Long-Term Liabilities,” respectively. The Company expects to make annual benefit payments of $64 per year over the next five years.

Research and Development Costs

Research and development costs are expensed as incurred. Such costs are incurred in the development of new products or significant improvements to existing products.

Income Taxes

The Company’s provision for income taxes consists of federal and state taxes, as applicable, in amounts necessary to align the Company’s year-to-date tax provision with the effective rate that it expects to achieve for the full year. Each quarter the Company updates its estimate of the annual effective tax rate and records cumulative adjustments as necessary. For the nine months ended September 30, 2017, the Company recorded an income tax benefit of $(372), which consists of a federal and state income tax provision of $575 offset by a discrete income tax benefit of $(947) related primarily to the recognition of a deferred tax asset related to a change in tax status with the conversion from a Minnesota limited liability company to a Delaware corporation on May 11, 2017. For the three months ended September 30, 2017, the Company recorded an income tax provision of $257, which consists of a federal and state income tax provision.

Prior to May 11, 2017, the Company was taxed as partnership. As such, the Company was not a tax paying entity and not subject to federal and state income tax purposes. The income or loss of the Company was passed through to its members and their share was reported on their respective tax returns.

At September 30, 2017, the Company did not have any uncertain tax positions. The Company records interest and penalties related to uncertain tax positions in the provision for income taxes in the accompanying Statement of Income.

Concentrations of Business and Credit Risk

Caterpillar Inc., an OEM customer, and CEG Distributions PTY Ltd., the Company’s Australian master distributor, accounted for 37% and 43% of the Company’s Net Sales for the three months ended September 30, 2017 and 2016, respectively, as well as 63% of the Company’s Accounts Receivable at September 30, 2017. Caterpillar Inc. and CEG Distributions PTY Ltd. accounted for 32% and 34% of the Company’s Net Sales for the nine months ended September 30, 2017 and 2016, respectively, as well as 64% of the Company’s Accounts Receivable at December 31, 2016.

Sales by major customer consisted of the following for the three and nine months ended September 30, 2017 and 2016:

	Three months ended September 30,		Three months ended September 30,
	2017		2016
	Percent of Total	Amount	Percent of Total	Amount
Caterpillar	19%	$5,884	26%	$6,057
CEG Distributions PTY Ltd.	18%	5,515	17%	4,001
Other	63%	19,236	57%	12,953

Total	100%	$30,635	100%	$23,011

	Nine months ended September 30,		Nine months ended September 30,
	2017		2016
	Percent of Total	Amount	Percent of Total	Amount
Caterpillar	19%	$17,420	23%	$18,031
CEG Distributions PTY Ltd.	13%	12,225	11%	8,822
Other	68%	63,240	66%	51,899

Total	100%	$92,885	100%	$78,752

Any disruptions to these two customer relationships could have adverse effects on the Company’s financial results. The Company manages dealer and OEM concentration risk by evaluating in advance the financial condition and creditworthiness of its dealers and OEM customers. The Company establishes an allowance for doubtful accounts receivable, if needed, based upon expected collectability. Any reserves established for doubtful accounts is determined on a case-by-case basis when it is believed the payment of specific amounts owed to us is unlikely to occur. Although the Company has encountered isolated credit concerns related to its dealer base, management is not aware of any significant credit risks related to the Company’s dealer base and generally does not require collateral or other security to support account receivables, other than UCC related sales. The Company has secured a credit insurance policy for certain accounts with a policy limit of liability of not more than $8,600.

Revenue by geographic area consisted of the following for the three and nine months ended September 30, 2017 and 2016:

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2017		2016		2017		2016
	Percent of Total	Amount	Percent of Total	Amount	Percent of Total	Amount	Percent of Total	Amount
United States	66%	$20,112	73%	$16,836	70%	$65,171	79%	$62,116
Australia	25%	7,875	18%	4,079	20%	18,452	12%	9,483
Other	9%	2,648	9%	2,096	10%	9,262	9%	7,153

Total	100%	$30,635	100%	$23,011	100%	$92,885	100%	$78,752

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies described below, together with the other notes that follow, are an integral part of the financial statements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates that affect the reported amounts of assets, liabilities, income and expense. Estimates including those related to allowance for doubtful accounts, materials and inventory obsolescence, property, plant and equipment depreciation, intangible amortization, long-lived asset impairment assumptions, warranties, and contingencies are evaluated on a regular basis. Actual amounts could differ from such estimates.

Cash

The Company considers all short-term securities purchased with maturity dates of three months or less to be cash. The Company from time to time during the years covered by these financial statements may have bank balances in excess of its insured limits. Management has deemed this as a normal business risk. At December 31, 2016 and 2015, respectively the Company had classified $2,052 and $1,785 of checks issued in excess of bank balances as accounts payable.

Restricted Cash

Certain of the Company’s lending arrangements require the Company to post cash collateral or maintain minimum cash balances in escrow. These cash amounts are reported as current assets on the balances sheets based on when the cash will be contractually released. Total restricted cash was $535 and $0 at December 31, 2016 and 2015, respectively.

Inventory

Inventory is stated at the lower of cost or market (“LCM”) value. Cost is determined principally by the first-in, first-out (“FIFO”) method. In valuing inventory, management is required to make assumptions regarding the level of reserves required to value potentially obsolete or over-valued items at the lower of cost or market. These assumptions require the Company to analyze the aging of and forecasted demand for its inventory, forecast future products sales prices, pricing trends and margins, and to make judgments and estimates regarding obsolete or excess inventory. Future product sales prices, pricing trends and margins are based on the best available information at that time including actual orders received, negotiations with the Company’s customers for future orders, including their plans for expenditures, and market trends for similar products. The valuation of used equipment taken in trade from customers requires the Company to use the best information available to determine the value of the equipment to potential customers. This value is subject to change based on numerous conditions. Inventory reserves are established taking into account age, frequency of use, or sale, and in the case of repair parts the installed base of machines. While calculations are made involving these factors, significant management judgment regarding expectations of future events is involved. Future events that could significantly influence the Company’s judgment and related estimates include general economic conditions in markets where the Company’s products are sold, new equipment price fluctuations, actions of the Company’s competitors, including the introduction of new products and technological advances, as well as new products and design changes the Company introduces. The Company makes adjustments to its inventory reserve based on the identification of specific situations and increases its inventory reserves accordingly. As further changes in future economic or industry conditions occur, the Company will revise the estimates that were used to calculate its inventory reserves.

If actual conditions are less favorable than those the Company has projected, the Company will increase its reserves for LCM, excess and obsolete inventory accordingly. Any increase in the Company’s reserves will adversely impact its results of operations. The establishment of a reserve for LCM, excess and obsolete inventory establishes a new cost basis in the inventory. Such reserves are not reduced until the product is sold.

Intangible Assets

Intangible assets include patented and unpatented technology, trade names, customer relationships and other specifically identifiable assets and are amortized on a straight-line basis over their respective estimated useful lives, which range from ten to twenty-five years. Intangible assets are reviewed for impairment when facts and circumstances indicate a potential impairment has occurred.

There are three fundamental methods applied to value intangible assets outlined in FASB ASC 820. These methods include the Cost Approach, the Market Approach, and the Income Approach. Each of these valuation approaches were considered in the Company’s estimation of value.

Trade names and trademarks, patented and unpatented technology: Valued using the Relief from Royalty method, a form of both the Market Approach and the Income Approach. Because the Company has established trade names and trademarks and has developed patented and unpatented technology, the Company estimated that the benefit of ownership as the relief from the royalty expense that would need to be incurred in absence of ownership.

Customer relationships: Because there is a specific earnings stream that can be associated with customer relationships, the Company determined the fair value of these relationships based on the excess earnings method, a form of the Income Approach.

Technology: The Company holds a number of U.S. patents covering its undercarriage technology. The key patent related to the Company’s Posi-Track undercarriage and suspension expires in 2023. The average estimated useful life for the Company’s patents is ten years, but useful life is determined in part by any legal, regulatory or contractual provisions that limit useful life. The Company has and will continue to dedicate technical resources toward the further development of our products and processes in order to maintain its competitive position.

Goodwill

Goodwill, representing the difference between the total purchase price and the fair value of assets (tangible and intangible) and liabilities at the date of acquisition, is reviewed for impairment annually, and more frequently as circumstances warrant, and written down only in the period in which the recorded value of such assets exceed their fair value. The Company selected December 31 as the date for the required annual impairment test.

The Company concluded there was no impairment of goodwill at December 31, 2016 and 2015.

Deferred Financing Costs

Deferred financing costs represent the costs incurred in connection with obtaining debt financing. The Company amortizes deferred financing costs in interest expense using the effective interest method over the term of the related debt instrument. As of December 31, 2016 and 2015, the Company has net deferred financing costs of $1,105 and $2,257, respectively. Amortization expense associated with the capitalized deferred financing costs for the years ended December 31, 2016 and 2015 was $545 and $535, respectively. During 2016 the Company incurred a loss on extinguishment of debt totaling $2,196 associated with the refinancing of its debt, of which $1,827 related to the expensing of previously capitalized debt issuance costs and $369 was for prepayment and other fees incurred in debt extinguishment.

Property, Plant and Equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Expenditures for major repairs and improvements are capitalized to the extent they extend the useful life of the asset.

Expenditures for routine maintenance and repairs not expected to extend the life of an asset beyond its normal useful life are charged to expense when incurred. Plant and equipment are depreciated over the estimated useful lives (three to twenty-one years) of the assets under the straight-line method of depreciation for financial reporting purposes.

Impairment of Long-Lived Assets

The Company’s policy is to assess the realizability of long-lived assets, including definite-lived intangible assets, and to evaluate such assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets (or group of assets) may not be recoverable. Impairment is determined to exist if the estimated future undiscounted cash flows are less than the carrying value. Future cash flow projections include assumptions for future sales and working capital levels, among others. The Company uses data developed by management as well as macroeconomic data in making these calculations. The amount of any impairment then recognized would be calculated as the difference between estimated fair value and the carrying value of the asset. Long-lived assets to be disposed of are reported at the lower of carrying value or fair value less cost to dispose. The Company concluded there was no impairment of long-lived assets at December 31, 2016 and 2015.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable. The Company determines the allowance based on individual customer review and current economic conditions. The Company reviews its allowance for doubtful accounts at least quarterly. Individual balances exceeding a threshold amount that are over 90 days past due are reviewed individually for collectability. All other balances are reviewed on a pooled basis by type of receivable. Account balances are charged off against the allowance when the Company determines it is probable the receivable will not be recovered.

The balance of the allowance for doubtful accounts was $63 and $22 at December 31, 2016 and 2015, respectively.

Revenue Recognition

Revenue and related costs are recorded when title and risk of loss passes to dealers and OEM customers. The Company’s typical terms are FOB shipping point and Ex-works, which results in revenue being recognized and invoicing of dealers and OEM customers upon shipment from the Company’s facilities and when the Company’s products are picked up from the Company’s facilities, respectively.

The Company’s policy requires in all instances certain minimum criteria be met in order to recognize revenue, specifically:

a)	Persuasive evidence that an arrangement exists;

b)	The price to the buyer is fixed or determinable;

c)	Collectability is reasonably assured; and

d)	No significant obligations remain for future performance.

In addition, the Company’s policies regarding discounts, returns, post shipment obligations, customer acceptance, credits, rebates and protection or similar privileges are as follows:

•	The Company recognizes revenue consistently across all customers.

•	Sales discounts are deducted from the revenue immediately as part of the final sales invoice to dealers and OEM customers. Occasional discounts for prompt cash payment are provided to dealers and OEM customers, which are deducted from the cash payment. The Company establishes a reserve for future cash discounts based upon historical experience with dealers and OEM customers.

•	Sales are final and there is no return period allowed.

•	The Company has no post shipment obligations outside of warranty assurance, which is included in the sales price.

•	Customer acceptance occurs by confirmation of the sales quote provided, which describes the terms and conditions of the sale.

•	Any credits are determined based on investigation of specific customer concerns. Credits that may be issued are recognized in the period in which they are approved.

Accrued Warranties

The Company records accruals for potential warranty claims based on its claim experience. The Company’s products are typically sold with a standard warranty described below.

A liability for estimated warranty claims is accrued at the time of sale. The liability is established using historical warranty claim experience for each product sold. Historical claim experience may be adjusted for known design improvements or for the impact of unusual product quality issues. Warranty reserves are reviewed quarterly to ensure critical assumptions are updated for known events that may affect the potential warranty liability.

Our standard product warranty is a limited product warranty that covers all of our products for a period of twelve months from delivery to and place into service by the first user (including as a demonstration or rental unit) or delivery to the first retail purchaser, whichever occurs first. We provide a separate limited warranty for our rubber tracks that extends for a period of twenty-four months from the date of start-up or 1,500 hours of operation (whichever occurs first) from delivery to and place into service by the first user (including as a demonstration or rental unit) or delivery to the first retail purchaser, whichever occurs first. All products and rubber track warranties commence within twenty-four months of the initial sale to an authorized distributor, regardless of use. Our warranties cover, at our option, the repair or replacement of any part that upon our inspection appears to have been defective in manufacture or materials. We also have the option, with respect to the limited warranty for our rubber track, to provide an allowance toward the purchase of a new rubber track. Our limited warranty is subject to certain conditions and will be voided under certain circumstances, including the installation of non-ASV parts and improper or unauthorized maintenance, alteration or repair. We also provide a separate warranty on our OEM replacement parts that are installed by our authorized dealers for a period of twelve months from the date of shipment or the period remaining in the product warranty for the affected product (whichever is shorter).

The following table summarizes the changes in the accrued warranty liability:

Balance as January 1, 2015	$2,208
Accruals for warranties issued during the period	1,909
Warranty services provided	(1,775)
Changes in estimates	(202)

Balance as of December 31, 2015	$2,140

Accruals for warranties issued during the period	1,225
Warranty services provided	(1,262)
Changes in estimates	(233)

Balance as of December 31, 2016	$1,870

Litigation Claims

In determining whether liabilities should be recorded for pending litigation claims, the Company must assess the allegations and the likelihood that it will successfully defend itself. When the Company believes it is probable that it will not prevail in a particular matter, it will then record an estimate of the amount of liability based, in part, on advice of outside legal counsel.

Defined Benefit Plan

The Company sponsors a nonqualified Supplemental Executive Retirement Plan (“SERP”) for a former senior executive. The SERP is unfunded. The Company accounts for this plan pursuant to ASC 710, “Compensation—General.” This guidance requires balance sheet recognition of the overfunded or underfunded status of the defined benefit plan. Actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting guidance must be recognized in the Statement of Operations. The defined benefit obligation for this plan as of December 31, 2016 is $837, of which, $64 and $773 is reflected in “Accrued Other” and “Other Long-Term Liabilities”, respectively, on the balance sheet. The balance at December 31, 2015 was $871, of which, $64 and $807 was reflected in the “Accrued Other” and “Other Long-Term Liabilities”, respectively. The Company expects to make annual benefit payments of $64 per year over the next five years.

Research and Development Costs

Research and development costs are expensed as incurred. Such costs are incurred in the development of new products or significant improvements to existing products.

Income Taxes

Effective December 23, 2014, the Company was converted into a Minnesota limited liability company, which is not a tax paying entity for Federal and state income tax purposes, and thus no provision for Federal and state income tax is reflected in the financial statements. The income or loss of the Company is passed through to its members and their share is reported on their respective tax returns. The Company has adopted ASC guidance regarding accounting for uncertainty in income taxes. At December 31, 2016 and 2015, there were no uncertain tax positions that would require an adjustment to the financial statements.

Concentrations of business and credit risk

Caterpillar Inc., an OEM customer, and CEG Distributions PTY Ltd., our Australian master distributor, accounted for 36% of the Company’s Net Sales for the year ended December 31, 2016 as well as 64% of the Company’s Accounts Receivable at December 31, 2016. Caterpillar Inc. and CEG Distributions PTY Ltd accounted for 39% of the Company’s Net Sales for the year ended December 31, 2015 as well as 68% of the Company’s Accounts Receivable at December 31, 2015.

Sales by major customer consisted of the following for the years ended December 31:

	2016		2015
	Percent of Total	Amount	Percent of Total	Amount
Caterpillar	23%	$23,607	28%	$32,417
CEG Distributions PTY Ltd.	13%	13,497	11%	13,381
Other	64%	66,699	61%	71,137

Total	100%	$103,803	100%	$116,935

Any disruptions to these two customer relationships could have adverse effects on the Company’s financial results. The Company manages dealer and OEM concentration risk by evaluating in advance the financial condition and creditworthiness of its dealers and OEM customers. The Company establishes an allowance for doubtful accounts receivable, if needed, based upon expected collectability. Any reserves established for doubtful accounts is determined on a case-by-case basis when it is believed the payment of specific amounts owed to us is unlikely to occur. Although the Company has encountered isolated credit concerns related to its dealer base, management is not aware of any significant credit risks related to the Company’s dealer base and generally does not require collateral or other security to support account receivables, other than UCC related sales. The Company has secured a credit insurance policy for certain accounts with a policy limit of liability of not more than $8,600.

Revenue by geographic area consisted of the following for the years ended December 31:

	2016		2015
	Percent of Total	Amount	Percent of Total	Amount
United States	79%	$82,413	82%	$95,725
Australia	13%	13,219	11%	13,169
Other	8%	8,171	7%	8,041

Total	100%	$103,803	100%	$116,935

Fair Value Measurements

The Company estimates fair value at a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. The Company’s valuation techniques require inputs be categorized using a three-level hierarchy, from highest to lowest level of observable inputs, as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (“Level 1”), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (“Level 2”) and (3) unobservable inputs that require significant judgment for which there is little or no market data (“Level 3”). When multiple input levels are required for a valuation, the entire fair value measurement is categorized according to the lowest level of input that is significant to the measurement even though the Company may have also utilized significant inputs that are more readily observable.

The Company’s cash, trade accounts receivable and trade accounts payable are by their nature short-term. As a result, the carrying values included in the accompanying Balance Sheet approximate fair value. The carrying value of debt approximates fair value as it is variable rate debt and recently acquired.